CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Provided by (Used in) Operating Activity, Continuing Operation [Abstract]
Net Profit	$ 5,320	$ 2,963
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,726	1,477
Increase in trade receivables, net	(7,058)	(3,167)
Increase in other accounts receivable and prepaid expenses	134	(38)
Increase (decrease) in inventories, net	(113)	(279)
Increase (decrease) in trade payables	259	462
Decrease (increase) in deferred tax	0	(418)
Increase (Decrease) in employees and payroll accruals	66	106
Increase(decrease) in long-term loan and other debt	(2,539)	(1,643)
Stock-based compensation	223	0
Increase (decrease) in accrued expenses and other liabilities	8	(413)
Change in fair value of derivative warrants liability	(202)	0
Net cash used in operating activities	(2,176)	(950)
Cash flows from investing activities:
Purchase of property and equipment	(1,420)	(611)
Decrease (increase) in severance pay fund	0	0
Capitalization of software development costs	(941)	(574)
Net cash provided by (used in) investing activities	(2,361)	(1,185)
Cash flows from financing activities:
Proceed from Issuance of share capital, and exercise of options and warrants, net	16,420	2,753
Related parties	0	(100)
Net cash provided by (used in) financing activities	16,420	2,653
Increase (decrease) in cash, cash equivalents and restricted cash	11,883	518
Cash, cash equivalents and restricted cash at the beginning of the year	3,538	5,577
Cash, cash equivalents and restricted cash at the end of the period	$ 15,420	$ 6,095